Equity - Narrative (Details)	1 Months Ended		3 Months Ended
	Feb. 29, 2024 director $ / shares shares	Jan. 31, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, value authorized				$ 140,010,000	$ 140,010,000
Common stock, shares authorized (in shares) | shares				140,010,000	140,010,000
Common stock, par value per share (in USD per share) | $ / shares				$ 1	$ 1
Increase (decrease) in equity through transfer			$ 0
Employee Stock Option
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share options granted (in shares) | shares	115,000
Number of director received grant share options | director	1
Term (in years)	5 years
Cliff vesting period (in years)	3 years
Exercise price (in USD per share) | $ / shares	$ 8
Additional paid in capital
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase (decrease) in equity through transfer		$ (97,900,000)	(97,876,000)
Contributed surplus
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Increase (decrease) in equity through transfer		$ 97,900,000	$ 97,876,000